Income Taxes (Components of income before tax and income tax expense for PRC and non-PRC operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Abstract]
Income arising from PRC operations	¥ 86,599	$ 12,473	¥ 159,318	¥ 358,667
(Loss)/income arising from non-PRC operations	5,710	821	(61,416)	(48,171)
Income before tax	92,309	13,294	97,902	310,496
Income tax expense relating to PRC operations	13,806	1,988	25,510	48,281
Income tax expense relating to non-PRC operations	283	41	7	96
Income tax expense	¥ 14,089	$ 2,029	¥ 25,517	¥ 48,377
Effective tax rate for PRC operations	15.90%	15.90%	16.00%	13.50%